DECEMBER 1, 2025
SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:
HARTFORD DOMESTIC EQUITY FUNDS PROSPECTUS
DATED FEBRUARY 28, 2025, AS SUPPLEMENTED TO DATE
HARTFORD FIXED INCOME FUNDS PROSPECTUS
DATED FEBRUARY 28, 2025, AS SUPPLEMENTED TO DATE
HARTFORD INTERNATIONAL/GLOBAL EQUITY FUNDS PROSPECTUS
DATED FEBRUARY 28, 2025, AS SUPPLEMENTED TO DATE
HARTFORD MULTI-STRATEGY FUNDS PROSPECTUS
DATED FEBRUARY 28, 2025, AS SUPPLEMENTED TO DATE
This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.
Effective immediately, under the heading “Appendix A –  Intermediary-Specific Sales Charge Waivers and Discounts” in each of the above referenced Statutory Prospectuses, the information for U.S. Bancorp Investments is deleted in its entirety.
This Supplement should be retained with your Statutory Prospectus for future reference.
HV-7763
December 2025